SCHEDULE OF WARRANTS OUTSTANDING (Details) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrants Exercisable	81,035,714	67,335,714	54,660,034	48,972,279
Aggregate Intrinsic Value	$ 1,853,660	$ 331,500	$ 321,000	$ 1,248,452
Warrant [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Exercise Price Warrants Outstanding	$ 0.001	$ 0.001	$ 0.001
Warrants Exercisable	8,500,000	8,500,000	11,000,000
Weighted Average Remaining Contractual Life	1 year 4 months 20 days	2 years 1 month 20 days	3 years 5 months 4 days
Aggregate Intrinsic Value	$ 729,300	$ 331,500	$ 321,000
Warrant One [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Exercise Price Warrants Outstanding	$ 0.04	$ 0.04	$ 0.04
Warrants Exercisable	2,300,000	2,300,000	2,300,000
Weighted Average Remaining Contractual Life	2 years	2 years 9 months	3 years 9 months
Aggregate Intrinsic Value	$ 107,640
Warrant Two [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Exercise Price Warrants Outstanding	$ 0.056	$ 0.056	$ 0.056
Warrants Exercisable	1,000,000	1,000,000	1,000,000
Weighted Average Remaining Contractual Life	9 months 7 days	1 year 6 months 7 days	2 years 7 days
Aggregate Intrinsic Value	$ 30,800
Warrant Three [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Exercise Price Warrants Outstanding	$ 0.2299	$ 0.2299	$ 0.08
Warrants Exercisable	4,125,000	7,125,000	3,699,320
Weighted Average Remaining Contractual Life	1 year 4 months 2 days	1 year 3 months 7 days	2 months 4 days
Aggregate Intrinsic Value
Warrant Four [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Exercise Price Warrants Outstanding	$ 0.16	$ 0.16	$ 0.2299
Warrants Exercisable	3,125,000	3,125,000	8,250,000
Weighted Average Remaining Contractual Life	1 year 2 months 12 days	1 year 11 months 12 days	2 years 2 months 15 days
Aggregate Intrinsic Value
Warrant Five [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Exercise Price Warrants Outstanding	$ 0.25	$ 0.25	$ 0.16
Warrants Exercisable	8,000,000	8,000,000	3,125,000
Weighted Average Remaining Contractual Life	1 year 5 months 23 days	2 years 2 months 23 days	2 years 11 months 12 days
Aggregate Intrinsic Value
Warrant Six [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Exercise Price Warrants Outstanding	$ 0.1160	$ 0.1160	$ 0.25
Warrants Exercisable	500,000	500,000	8,000,000
Weighted Average Remaining Contractual Life	9 months 7 days	1 year 6 months 7 days	3 years 2 months 23 days
Aggregate Intrinsic Value
Warrant Seven [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Exercise Price Warrants Outstanding	$ 0.12	$ 0.12	$ 0.1160
Warrants Exercisable	12,500,000	12,500,000	500,000
Weighted Average Remaining Contractual Life	2 years 3 months 14 days	3 years 18 days	2 years 6 months 7 days
Aggregate Intrinsic Value
Warrant Eight [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Exercise Price Warrants Outstanding	$ 0.14	$ 0.14	$ 0.12
Warrants Exercisable	4,285,714	4,285,714	12,500,000
Weighted Average Remaining Contractual Life	2 years 3 months 14 days	3 years 18 days	4 years 18 days
Aggregate Intrinsic Value
Warrant Nine [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Exercise Price Warrants Outstanding	$ 0.04	$ 0.04	$ 0.14
Warrants Exercisable	4,000,000	4,000,000	4,285,714
Weighted Average Remaining Contractual Life	8 years 2 months 15 days	9 years 11 months 12 days	4 years 18 days
Aggregate Intrinsic Value	$ 187,200
Warrant Ten [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Exercise Price Warrants Outstanding	$ 0.04	$ 0.04
Warrants Exercisable	6,000,000	6,000,000
Weighted Average Remaining Contractual Life	8 years 2 months 15 days	9 years 11 months 12 days
Aggregate Intrinsic Value	$ 280,800
Warrant Eleven [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Exercise Price Warrants Outstanding	$ 0.04	$ 0.04
Warrants Exercisable	10,000,000	10,000,000
Weighted Average Remaining Contractual Life	8 years 2 months 15 days	9 years 11 months 12 days
Aggregate Intrinsic Value	$ 468,000
Warrant Twelve [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Exercise Price Warrants Outstanding	$ 0.0825
Warrants Exercisable	5,000,000
Weighted Average Remaining Contractual Life	8 years 10 days
Aggregate Intrinsic Value	$ 22,750
Warrant Thirteen [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Exercise Price Warrants Outstanding	$ 0.0825
Warrants Exercisable	5,000,000
Weighted Average Remaining Contractual Life	8 years 10 months 13 days
Aggregate Intrinsic Value	$ 22,750
Warrant Fourteen [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Exercise Price Warrants Outstanding	$ 0.08
Warrants Exercisable	150,000
Weighted Average Remaining Contractual Life	6 years 3 days
Aggregate Intrinsic Value	$ 1,020
Warrant Fifteen [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Exercise Price Warrants Outstanding	$ 0.08
Warrants Exercisable	500,000
Weighted Average Remaining Contractual Life	6 years 3 days
Aggregate Intrinsic Value	$ 3,400
Warrant Sixteen [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Exercise Price Warrants Outstanding	$ 0.1024
Warrants Exercisable	2,000,000
Weighted Average Remaining Contractual Life	6 years 10 months 9 days
Aggregate Intrinsic Value
Warrant Seventeen [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Exercise Price Warrants Outstanding	$ 0.1024
Warrants Exercisable	2,000,000
Weighted Average Remaining Contractual Life	6 years 10 months 9 days
Aggregate Intrinsic Value
Warrant Eighteen [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Exercise Price Warrants Outstanding	$ 0.1024
Warrants Exercisable	2,000,000
Weighted Average Remaining Contractual Life	6 years 10 months 9 days
Aggregate Intrinsic Value
Warrant Nineteen [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Exercise Price Warrants Outstanding	$ 0.1024
Warrants Exercisable	50,000
Weighted Average Remaining Contractual Life	6 years 10 months 9 days
Aggregate Intrinsic Value